Right of Use Assets - Schedule of Right of Use Assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	$ 582
Right of use assets, at cost, ending	171
IFRS 16 Leases [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	863
Modification of building lease	(259)
Disposals	(21)
Impact of foreign exchange rate changes	26
Right of use assets, at cost, ending	609
Accumulated amortization, Beginning	281
Disposals	(20)
Depreciation	165
Impact of foreign exchange rate changes	12
Accumulated amortization, ending	438
Right of use assets, carrying amount	171	$ 582
IFRS 16 Leases [Member] | Buildings [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	757
Modification of building lease	(259)
Disposals
Impact of foreign exchange rate changes	22
Right of use assets, at cost, ending	520
Accumulated amortization, Beginning	242
Disposals
Depreciation	142
Impact of foreign exchange rate changes	11
Accumulated amortization, ending	395
Right of use assets, carrying amount	125	515
IFRS 16 Leases [Member] | Vehicles and Equipment [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	106
Modification of building lease
Disposals	(21)
Impact of foreign exchange rate changes	4
Right of use assets, at cost, ending	89
Accumulated amortization, Beginning	39
Disposals	(20)
Depreciation	23
Impact of foreign exchange rate changes	1
Accumulated amortization, ending	43
Right of use assets, carrying amount	$ 46	$ 67